Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 CNY (¥)
Intangible assets
Gross carrying amount				¥ 29,096		¥ 50,398
Less: accumulated amortization and impairment				(14,988)		(22,933)
Net book value		$ 4,378		14,108		27,465
Amortization expenses		$ 2,109	¥ 13,231	9,008	¥ 3,278
Trade names, trademarks and domain names
Intangible assets
Gross carrying amount				8,100		14,198
User base and customer relationships
Intangible assets
Gross carrying amount				4,169		13,510
Licensed copyrights
Intangible assets
Gross carrying amount				6,087		9,182
Non-compete agreements
Intangible assets
Gross carrying amount				5,915		7,820
Non-compete agreements | Youku
Intangible assets
Intangible assets acquired	¥ 2,528
Remaining amortization period		2 years	2 years
Developed technology and patents
Intangible assets
Gross carrying amount				4,793		5,463
Others
Intangible assets
Gross carrying amount				¥ 32		¥ 225